Transfers of Financial Assets - Summary of Carrying Value and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities Relating to Loan Securitizations (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 16,335	$ 16,024
Fair Value	16,118	15,266
Carrying value of associated liabilities	15,790	14,937
Fair Value	15,598	14,244
Trading securities [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	106	277
Loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	9,277	7,317
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 6,952	$ 8,430